DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) - South Arturo	Oct. 31, 2021	Oct. 14, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership		40.00%
Asset Exchange, NGM | Asset Exchange, NGM
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership	40.00%